Share-Based Compensation - Additional Information (Detail) - USD ($)					6 Months Ended		12 Months Ended
	Mar. 29, 2016	Mar. 17, 2015	Oct. 14, 2014	Apr. 14, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares					74,228		16,854
Weighted average grant value per share					$ 15.80		$ 17.80
Share vested, total fair value					$ 1,893,223
Restricted stock unit, vesting in period					118,971		67,646
Weighted average grant value per share, vested					$ 11.10		$ 11.81
Share-based compensation costs					$ 319,127	$ 432,374
Expected term (in years)				6 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		4 years	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 6 months	6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized					$ 1,033,115		$ 179,440
Total compensation cost not yet recognized period for recognition					2 years 1 month 10 days		3 months 15 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term					Shares under the 2013 Plan to certain members of the Board of Directors which vest on the first anniversary of the grant date.
Granted, Number of shares							17,348
Weighted average grant value per share							$ 24.06
Share vested, total fair value							$ 320,161
Total compensation cost not yet recognized					$ 1,151,713	2,133,468
2013 Long Term Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized period for recognition					1 year 2 months 12 days		1 year 8 months 12 days
2013 Long Term Incentive Plan [Member] | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs					$ 468,450	$ 357,382
2008 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares							50,298
Weighted average grant value per share							$ 7.59
Share vested, total fair value							$ 856,575
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of shares		158,885
Vesting period					3 years
Share-based Compensation, expiration period					10 years
Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of shares		16,854
Weighted average value, per share	$ 15.80	$ 17.80
Vesting term					Shares vested on the first anniversary of the grant date at a fair value
Share vested, total fair value		$ 289,889
Granted, Number of shares	22,782
Employee [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value, per share	$ 15.80
Granted, Number of shares	51,446